Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares of treasury stock sold	715	684	746
Cash dividends declared per share (in Dollars per share)	$ 0.36	$ 0.35	$ 0.20
Repurchase of shares	59,111	75,000	5,000
Treasury Stock [Member]
Repurchase of shares	59,111	75,000	5,000